GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Sep. 25, 2025
Notes and other explanatory information [abstract]
Cash	$ 700,000	$ 3,300,000
Total Current Liabilities	12,700,000
Net Loss Income	38,600,000
Cash Used In Operating Activities	20,500,000
cash, cash equivalents	10,300,000
Restricted cash on hand	$ 25.0